THE ALGER FUNDS

Alger Capital Appreciation Fund

Alger Growth & Income Fund

Alger Health Sciences Fund

Alger International Focus Fund

Alger Mid Cap Focus Fund

Alger Mid Cap Growth Fund

Alger Small Cap Focus Fund

Alger Small Cap Growth Fund

Alger Weatherbie Specialized Growth Fund

Alger 25 Fund

Alger 35 Fund

THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional Fund

Alger Focus Equity Fund

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

THE ALGER FUNDS II

Alger Dynamic Opportunities Fund

Alger Emerging Markets Fund

Alger Responsible Investing Fund

Alger Spectra Fund

THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Growth & Income Portfolio

Alger Large Cap Growth Portfolio

Alger Mid Cap Growth Portfolio

Alger Small Cap Growth Portfolio

Alger Weatherbie Specialized Growth Portfolio

Alger Balanced Portfolio

ALGER GLOBAL FOCUS FUND

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

The following changes are made to each Fund’s summary prospectuses, prospectuses and SAIs, as applicable.

Share Class Conversion

Effective on or about the close of business on July 24, 2020, shareholders invested directly in Class B shares of the Funds (the “Original Shares”) will be converted into Class A shares of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and/or shareholder servicing fees payable under the Funds’ 12b-1 plans than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders. As disclosed in the Funds’ prospectuses, Class B and Class C shares are subject to limited availability and are no longer offered directly to shareholders. Shareholders investing directly in Class C shares were previously notified by the Fund and converted to Class A shares. Financial intermediaries may, in connection with a change in account type or otherwise in accordance with a financial intermediary’s policies and procedures, exchange one class of shares for Class A Shares of the same Fund. Shareholders should consult their financial intermediaries for the availability and timing of such exchanges. Going forward, if a shareholder transfers Class B or Class C shares of a Fund held through a financial intermediary to a direct account, such shares will be immediately converted into Class A shares of the Fund.

Fund	Original Shares	New Shares
Alger International Focus Fund	Class B Shares	Class A Shares
Alger Mid Cap Growth Fund	Class B Shares	Class A Shares
Alger Small Cap Growth Fund	Class B Shares	Class A Shares

Distributor

Effective immediately, the section of each Fund’s prospectus entitled “Shareholder Information—Distributor” is deleted in its entirety and replaced with the following:

Distributor

Fred Alger & Company, LLC

360 Park Avenue South

New York, NY 10010

Although the Distributor is the broker-of-record on certain direct shareholder accounts, the Distributor does not interact directly with such shareholders and therefore, does not believe it makes recommendations to such shareholders regarding the holdings in their accounts.

Contingent Deferred Sales Charges

Effective immediately, the following changes are made to each Fund’s prospectuses for Class A, Class B, and Class C Shares and each Fund’s SAI, as applicable:

The first paragraph and accompanying table in the section of each Fund’s prospectus for Class A, Class B, and Class C Shares, as applicable, entitled “Shareholder Information—Sales Charges—Class A Shares” is deleted in its entirety and replaced with the following:

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%
*

Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived if the shareholder’s financial intermediary notified the Distributor before the shareholder purchased the Class A Shares that the financial intermediary would waive the 1.00% Dealer Allowance noted in the chart above.

The end of the section of each Fund’s prospectus for Class A, Class B, and Class C Shares, as applicable, entitled “Shareholder Information—Waivers of Sales Charges” is amended to add the following disclosure:

•

investors purchasing Class A Shares directly from the Fund which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate, when such Class A Shares are redeemed within 12 months of purchase.

The first paragraph in the section of each of The Alger Institutional Funds’, The Alger Funds II’s and Alger Global Focus Fund’s SAI, and the second paragraph of The Alger Funds’ SAI entitled “Redemptions—Contingent Deferred Sales Charge (Class A[, B] and C)” is deleted in its entirety and replaced with the following:

Certain Class A Shares also are subject to a CDSC. Those Class A Shares (as well as when combined with all other Class A Shares of The Alger Family of Funds) purchased in an amount of $1 million or more which have not been subject to the class’s initial sales charge and which have not been held for a full year may be subject to a CDSC of 1% at the time of redemption.

The end of the section of each of The Alger Funds’, The Alger Institutional Funds’, The Alger Funds II’s and Alger Global Focus Fund’s SAI entitled “Redemptions—Waivers of Sales Charges (Class A[, B] and C)” is amended to add the following disclosure:

•

investors purchasing Class A Shares directly from the Fund which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate, when such Class A Shares are redeemed within 12 months of purchase.

Responsible Investing

Effective on or about August 1, 2020, the following changes are made to the Alger Responsible Investing Fund (the “Responsible Investing Fund”):

The first sentence of the second paragraph in the section of the Responsible Investing Fund’s summary prospectuses entitled “Principal Investment Strategy” and prospectuses entitled “Summary Section—Alger Responsible Investing Fund—Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size with an environmental, social and governance (“ESG”) rating of average or above by a third-party ESG rating agency (an “ESG Rating Agency”) that also demonstrate, in the view of Fred Alger Management, LLC, promising growth potential.

The first sentence in the section of the Responsible Investing Fund’s prospectuses entitled “Additional Information About the Funds’ Investment Strategies and Investments—Alger Responsible Investing Fund” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size with an ESG rating of average or above by an ESG Rating Agency that also demonstrate, in the view of Alger Management, promising growth potential.

Portfolio Management

Effective immediately, the first paragraph in the section of each Fund’s summary prospectuses entitled “Management” and prospectuses entitled “Summary Section—[Fund]—Management,” except Alger Mid Cap Focus Fund, Alger Small Cap Focus Fund, Alger Responsible Investing Fund, Alger 25 Fund, Alger 35 Fund, Alger Balanced Portfolio and Alger Large Cap Growth Portfolio, is deleted in its entirety and replaced with the following:

When a Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Fund assets to be managed, their experience, their sector expertise, and such other factors as the Manager believes is most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes; which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines; whether externally driven or internally developed by the Manager.

Intermediary Waivers

Effective immediately, the section of each Fund’s prospectus for Class A, Class B, and Class C Shares, as applicable, entitled “Appendix A—Waivers and Discounts Available from Intermediaries” is amended to add the following disclosure:

Oppenheimer & Co. Inc.

Shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.

Front-end Sales Load Waivers on Class A Shares available at OPCO
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a OPCO affiliated investment advisory program
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
Shareholders in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
Employees and registered representatives of OPCO or its affiliates and their family members

Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A, B and C Shares available at OPCO
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based upon applicable IRS regulations as described in the prospectus
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co.

Effective June 15, 2020, shareholders purchasing Fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.

Front-End Sales Charge Waivers on Investor A Shares Available at Baird
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same Fund
Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
Shares purchased using the proceeds of redemptions within the Alger Family of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Investor A and C Shares Available at Baird
Shares sold due to death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Shares bought due to returns of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
Breakpoints as described in the Fund’s prospectus
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets within the Alger Family of Funds held by accounts within the purchaser’s household at Baird. Eligible assets within the Alger Family of Funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the Alger Family of Funds through Baird, over a 13-month period of time

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S-DynOpp 61520

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S-FocusEquityAC 61520

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S-SmallCapInsZ-2 61520

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S-Global Focus-Retail 61520

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